8. TRADE AND OTHER ACCOUNTS RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Accounts Receivables Net Tables
Details of trade and other receivables
Description of classes on Trade debtors and other receivables, net	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Trade receivables net, current	163,651,643	157,879,383
Other receivables, net, current	23,770,793	22,453,279
Total current debtors	187,422,436	180,332,662
Non-current receivables	742,414	4,624,317
Total non-current debtors	742,414	4,624,317
Total debtors	188,164,850	184,956,979

Impairment analysis of trade debtors
	December 2017		December 2016
Portfolio tranche	ThCh$ Gross	ThCh$ prov.	ThCh$ Gross	ThCh$ prov.
Current	157,287,254	—	145,210,066	—
1 to 30 days	19,541,545	—	17,440,102	—
31 to 60 days	5,555,253	—	5,740,310	—
61 to 90 days	2,596,562	—	2,704,676	—
91 to 120 days	813,687	(86,184)	2,485,946	(218)
121 to 150 days	191,547	(68)	1,471,045	(61)
151 to 180 days	167,496	(127)	1,508,111	(27,374)
181 to 210 days	126,933	(27,032)	790,967	(42,810)
211 to 250 days	68,030	(1,083)	600,676	(83,820)
Over 250 days	3,278,334	(1,347,297)	8,364,256	(1,204,893)
Total portfolio by tranche	189,626,641	(1,461,791)	186,316,155	(1,359,176)

Summary of allowance for bad debt
Change in the consolidated allowance for bad debt	ThCh$

Beginning balance January 1, 2015	1,867,873
Constitution of allowance	1,928,218
Write-offs	(2,097,052)
Exchange rate difference	(14,937)
Balance as of December 31, 2015	1,684,102
Constitution of allowance	1,614,358
Write-offs	(1,909,734)
Exchange rate difference	(29,550)
Balance as of December 31, 2016	1,359,176
Constitution of allowance	655,748
Write-offs	(529,252)
Exchange rate difference	(23,881)
Balance as of December 31, 2017	1,461,791

Summary of bad debt provision
	Allowance %
Reason	Uninsured customer	Insured customer
Death	100%	10%
Fraud	100%	10%
Change of address, non-locatable	100%	10%
Insolvency	100%	10%

Details of portfolio
	UNSECURITIZED PORTFOLIO		SECURITIZED PORTFOLIO
Delinquency tranche	Amount non-renegotiated portfolio gross	Amount renegotiated portfolio gross	Amount non-renegotiated portfolio gross	Amount renegotiated portfolio gross	Total amount gross portfolio
Current	157,287,254	—	—	—	157,287,254
1-30 days	19,541,545	—	—	—	19,541,545
31-60 days	5,555,253	—	—	—	5,555,253
61-90 days	2,596,562	—	—	—	2,596,562
91-120 days	727,503	—	—	—	727,503
121-150 days	191,479	—	—	—	191,479
151-180 days	167,369	—	—	—	167,369
181-210 days	99,901	—	—	—	99,901
211- 250 days	66,947	—	—	—	66,947
> 250 days	1,931,037	—	—	—	1,931,037
Total	188,164,850	—	—	—	188,164,850

	UNSECURITIZED PORTFOLIO		SECURITIZED PORTFOLIO
Delinquency tranche	Amount non-renegotiated portfolio gross	Amount renegotiated portfolio gross	Amount non-renegotiated portfolio gross	Amount renegotiated portfolio gross	Total amount gross portfolio
Current	145,210,066	—	—	—	145,210,066
1-30 days	17,440,102	—	—	—	17,440,102
31-60 days	5,740,310	—	—	—	5,740,310
61-90 days	2,704,676	—	—	—	2,704,676
91-120 days	2,485,728	—	—	—	2,485,728
121-150 days	1,470,984	—	—	—	1,470,984
151-180 days	1,480,737	—	—	—	1,480,737
181-210 days	748,157	—	—	—	748,157
211- 250 days	516,856	—	—	—	516,856
> 250 days	7,159,363	—	—	—	7,159,363
Total	184,956,979	—	—	—	184,956,979